N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000004710 [Member]
Prospectus:
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Lowest Annual Cost [Dollars]	$ 1,678
Item 4. Fee Table [Text Block]
In the “
Fee Tables
” section in the prospectus and the “
Additional Information About Fees
” section in the initial summary prospectus, the following changes are made:

☐	In the “ Annual Fund Expenses ” table, the minimum Annual Fund Expenses is 0.20%.

☐	In the “ Examples ” section, the following replaces the minimum expense examples:
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

Portfolio Company Expenses Minimum [Percent]	0.20%
Surrender Example [Table Text Block]
(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

Surrender Expense, 1 Year, Minimum [Dollars]	$ 1,678
Surrender Expense, 3 Years, Minimum [Dollars]	5,206
Surrender Expense, 5 Years, Minimum [Dollars]	8,979
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,596
Annuitize Example [Table Text Block]
(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

Annuitized Expense, 1 Year, Minimum [Dollars]	$ 1,678
Annuitized Expense, 3 Years, Minimum [Dollars]	5,206
Annuitized Expense, 5 Years, Minimum [Dollars]	8,979
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,596
No Surrender Example [Table Text Block]
(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,678	$5,206	$8,979	$19,596

No Surrender Expense, 1 Year, Minimum [Dollars]	$ 1,678
No Surrender Expense, 3 Years, Minimum [Dollars]	5,206
No Surrender Expense, 5 Years, Minimum [Dollars]	8,979
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,596